UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2008

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  November 14, 2008

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$5,657,458,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   163004  2386242 SH       Sole                  2166392            219850
Alleghany Corp Convertible Pre COM              017175209    10377    31050 SH       Sole                    27850              3200
Alleghany Corp.                COM              017175100    98751   270550 SH       Sole                   229702             40848
Altera Corporation             COM              021441100   273010 13201639 SH       Sole                 11867049           1334590
American Express               COM              025816109   141665  3998455 SH       Sole                  3594455            404000
Apache Corp.                   COM              037411105   136961  1313398 SH       Sole                  1202928            110470
Ascent Media Corporation Cl A  COM              043632108     4565   187012 SH       Sole                   171385             15627
Athenahealth Inc               COM              04685w103      702    21100 SH       Sole                    21100
Baker Hughes Inc.              COM              057224107   135343  2235594 SH       Sole                  2052344            183250
Berkley W R Corp.              COM              084423102      393    16705 SH       Sole                    16705
Berkshire Hathaway Class B     COM              084670207      958      218 SH       Sole                      218
Boeing                         COM              097023105      522     9100 SH       Sole                     9100
Borg Warner Inc                COM              099724106     7501   228900 SH       Sole                   205900             23000
Cimarex Energy Co.             COM              171798101    27670   565729 SH       Sole                   552440             13289
Coca Cola Corp.                COM              191216100   340192  6433278 SH       Sole                  5775903            657375
Comcast Corp. Cl A             COM              20030N101    12274   625276 SH       Sole                   625276
Comcast Corp. Special Cl A     COM              20030N200   271065 13745677 SH       Sole                 12324691           1420986
ConocoPhillips                 COM              20825c104    25720   351120 SH       Sole                   321960             29160
Costco Wholesalers Corp.       COM              22160K105   161851  2492700 SH       Sole                  2309700            183000
Discovery Communications Cl A  COM              25470f104    26666  1871269 SH       Sole                  1714958            156311
Discovery Communications Cl C  COM              25470f302    26497  1871269 SH       Sole                  1714958            156311
Dresser-Rand Group Inc.        COM              261608103   104474  3319802 SH       Sole                  2957802            362000
E.W. Scripps Co. Cl A          COM              811054402    11492  1625417 SH       Sole                  1487226            138191
Ecolab Inc.                    COM              278865100    65540  1350774 SH       Sole                  1213374            137400
Exxon Mobil                    COM              30231G102      590     7600 SH       Sole                     7600
General Electric Company       COM              369604103   275774 10814650 SH       Sole                  9699550           1115100
IShares Russell 1000 Value     COM              464287598     4491    70300 SH       Sole                    70300
L-3 Communications Holdings In COM              502424104   174131  1771065 SH       Sole                  1571650            199415
Legg Mason                     COM              524901105      285     7500 SH       Sole                     7500
Liberty Global Inc. A          COM              530555101    73906  2439134 SH       Sole                  2154072            285062
Liberty Global Inc. Ser C      COM              530555309   214169  7624402 SH       Sole                  6953458            670944
Liberty Media Corp Cap Ser A   COM              53071M302    17423  1302194 SH       Sole                  1235050             67144
Liberty Media Entertainment Cl COM              53071M500   127034  5087476 SH       Sole                  4818900            268576
Liberty Media Interactive A    COM              53071M104   114205  8846268 SH       Sole                  8029379            816889
Microsoft Corp.                COM              594918104   291800 10932931 SH       Sole                  9865781           1067150
Millipore Corp.                COM              601073109   112942  1641593 SH       Sole                  1570523             71070
National Instruments Corp.     COM              636518102   100809  3354723 SH       Sole                  3166385            188338
Neustar Inc-Class A            COM              64126X201      802    40300 SH       Sole                    40300
Newfield Exploration Co.       COM              651290108   117480  3672391 SH       Sole                  3221828            450563
Noble Energy Inc.              COM              655044105   100157  1801714 SH       Sole                  1554668            247046
Novartis AG (ADR)              COM              66987V109     2758    52186 SH       Sole                    52186
Peabody Energy Corp.           COM              704549104   113561  2523573 SH       Sole                  2287325            236248
Praxair, Inc.                  COM              74005P104   253779  3537478 SH       Sole                  3170270            367208
Progressive Corp.              COM              743315103   115081  6613839 SH       Sole                  6026639            587200
Rogers Communications Inc Cl B COM              775109200    40486  1217981 SH       Sole                   829881            388100
SLM Corp.                      COM              78442p106   104684  8483277 SH       Sole                  7692777            790500
Schlumberger Limited           COM              806857108     2658    34041 SH       Sole                    34041
Scripps Networks Inter-Cl A    COM              811065101   102273  2816669 SH       Sole                  2601069            215600
Teva Pharmaceutical (ADR)      COM              881624209    51739  1129925 SH       Sole                  1005825            124100
Texas Instruments Inc.         COM              882508104     1755    81640 SH       Sole                    81640
UnitedHealth Group Inc.        COM              91324P102   174960  6890916 SH       Sole                  6175416            715500
Vodafone Group PLC (ADR)       COM              92857w209    35800  1619889 SH       Sole                  1511542            108347
Wal-Mart Stores Inc.           COM              931142103   392521  6554025 SH       Sole                  5884025            670000
Waste Management Inc.          COM              94106L109   252137  8006893 SH       Sole                  7211393            795500
White Mountains Insurance Grou COM              g9618e107     7589    16155 SH       Sole                    15255               900
Willis Group Holdings Ltd.     COM              g96655108   232487  7206676 SH       Sole                  6499276            707400